Details of treasury risks (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of details of treasury risks [Abstract]
Contractual cash obligations [Text block]
Philips Group
Contractual cash obligations [1] , [2] )
in millions of EUR
2017
		payments due by period
	total	less than 1 year	1-3 years	3-5 years	after 5 years
Long-term debt [3] )	4,314	465	1,170	878	1,801
Finance lease obligations	306	93	131	53	29
Short-term debt	120	120
Operating leases	741	172	226	147	196
Derivative liabilities	370	167	109		95
Interest on debt	1,785	132	252	226	1,175
Purchase obligations [4] )	480	145	217	86	31
Trade and other payables	2,090	2,090
Contractual cash obligations	10,205	3,383	2,105	1,389	3,328
1)Obligations in this table are undiscounted
2)This table excludes pension contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement
3)Long-term debt includes short-term portion of long-term debt and excludes finance lease obligations
4)Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.

Estimated transaction exposure and related hedges [Text block]
Philips Group
Estimated transaction exposure and related hedges
in millions of EUR
2017
	Receivables		Payables
	exposure	hedges	exposure	hedges
Balance as of December 31, 2017
Exposure currency
USD	1,217	(857)	(583)	488
JPY	666	(369)	(6)	5
CAD	272	(153)	(8)	8
GBP	245	(147)	(20)	20
CNY	178	(98)	(86)	86
AUD	175	(100)
CHF	117	(65)	(1)	1
PLN	122	(73)
SEK	73	(42)	(1)	1
CZK	45	(25)
RUB	41	(41)	(2)	1
Others	244	(219)	(160)	150
Total 2017	3,395	(2,189)	(867)	760
Total 2016	4,211	(2,412)	(1,764)	1,344

Credit risk with number of counterparties [Text block]
Philips Group
Credit risk with number of counterparties
for deposits above EUR 10 million
2017
	10-100 million	100-500 million
AA- rated bank counterparties		2
A+ rated bank counterparties		2
A rated bank counterparties	1	3
A- rated bank counterparties		1
	1	8